INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN ASSOCIATES
Schedule of amounts recognised in the balance sheet and income statement

	2021	2020
	$ million	$ million
Balance sheet	188	108
Income statement profit	9	14
Gain on disposal of interest in associate	75	–

Summary of financial information for Bioventus, adjusted for differences with Group accounting policies

	2021	2020
	$ million	$ million
Summarised statement of comprehensive income
Revenue	300	311
Attributable profit for the year	22	19
Group adjustments[1]	10	11
Total comprehensive profit	32	30
Group share of profit for the year at 29.2% (2020: 47.6%)	9	14

	2021	2020
	$ million	$ million
Summarised balance sheet
Non-current assets	1,021	283
Current assets	229	210
Non-current liabilities	(542)	(223)
Current liabilities	(191)	(117)
Net assets	517	153
Non-controlling interest	–	(1)
Net equity attributable to owners	517	152
Group’s share of net assets at 29.2% (2020: 47.6%)	151	72
Group adjustments[1]	35	33
Group’s carrying amount of investment at 29.2% (2020: 47.6%)	186	105
1	Group adjustments include an adjustment to align the useful life of intangible assets with Group policy.